REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 2. REVENUE

The table below presents revenue of the Company disaggregated by revenue source for the three months ended (in thousands):

	March 31, 2025	March 31, 2024
Bitcoin ATMs (Athena and White-label)	$69,950	$79,893
Athena Plus (OTC)	2,421	1,495
Athena Pay, ancillary and other	258	25
	$72,629	$81,413

The Company recognized $69.5 million and $78.6 million of revenues related to Athena ATMs, and $0.5 million and $1.3 million in revenues related to operating the White-labeled ATMs for three months March 31, 2025 and 2024, respectively.

The table below presents revenues by geographic territories based on sales location for the three months ended (in thousands):

	March 31, 2025	March 31, 2024
Revenue
United States	$69,467	$78,784
El Salvador	3,091	2,532
Argentina, Colombia & Mexico	71	97
	$72,629	$81,413

Contracts with Chivo, Sociedad Anónima de Capital Variable of El Salvador

In the third quarter of 2021, the Company installed and began operating:

i.	200 white-labeled ATMs in El Salvador,
ii.	10 white-labeled ATMs at El Salvador consulates in the U.S.,
iii.	45 white-labeled ATMs in other U.S. locations, and
iv.	sold 950 point-of-sale (POS) terminals for local businesses in El Salvador to process transactions (under Athena Pay) in Bitcoin to the Ministerio de Hacienda (Department of Treasury) of El Salvador (“GOES”).

Additionally, the Company contracted to

i.	the sale of software,
ii.	develop a Bitcoin platform designed to support a GOES branded digital wallet, and
iii.	maintain the GOES digital wallet.

As of October 5, 2022, effective July 1, 2022 and expiring on July 30, 2024, the Company and Chivo, Sociedad Anónima de Capital Variable, a wholly-owned private company of the Government of El Salvador (“Chivo”), signed a Master Services Agreement (“MSA”) and a Service Level Agreement (“SLA”) which replaced the existing Master Services Agreement, Contracts and Athena Service Addendums 1 and 2 with the Department of Treasury of El Salvador.  The MSA and SLA include the same services, performance obligations, pricing and terms outlined in the original Master Services Agreement, Contracts and Addendums. In conjunction with the new MSA and SLA, the Company and CHIVO completed a financial settlement agreement secured by certain assets to reconcile reporting, and settle the balances owed between the parties. The settlement was completed as of April 2023 upon full satisfaction of all obligations thereunder. On December 20, 2024, a new three-year MSA and SLA with Chivo was signed effective December 1, 2024.

Effective June 30, 2024, a settlement agreement was entered into between Chivo and the Company whereby amounts owed to Chivo of $5.2 million for amounts retained by the Company were netted against fees that Chivo owed the Company of $4.4 million; the net of which amounts to a payable to Chivo of $782 thousand in addition to a receivable from Chivo of $798 thousand for other fees. As part of the settlement agreement, the receivables and payables between the Company and Chivo were written off in exchange for (i) a new three-year agreement with Athena Holdings El Salvador, S.A. de C.V. charging reduced rates going forward and (ii) Athena SV would make available to Chivo a credit facility of $600 thousand for Chivo’s use at any time. However, the conditions of the credit facility were:

a)	that the cash is the property of Athena SV,
b)	Chivo would need to deposit the amount of funds they needed in Athena SV’s bank account (resulting in a pre-funded credit facility) and Athena would release the funds to Chivo from the ATM pick-ups, and
c)	the credit facility has a monthly fee of 0.487% of the credit facility amount (i.e., $600 thousand).

Therefore, the funds owed to Chivo were $0 as of March 31, 2025 and December 31, 2024, respectively.

As of March 31, 2025, and December 31, 2024, the cash received as advances from GOES was $1.5 million and $7 thousand, respectively, presented as part of restricted cash held for customers on the condensed consolidated balance sheets. A corresponding liability to repay GOES for the advances is reflected within liability for cash held for customers on the condensed consolidated balance sheets.

NOTE 2. REVENUE

The table below presents revenue of the Company disaggregated by revenue source for the years ended:

	December 31, 2024	December 31, 2023
Bitcoin ATMs (Athena and White-label)	$279,799	$176,470
Athena Plus (OTC)	4,977	15,267
Athena Pay, ancillary and other	615	70
	$285,391	$191,807

The Company recognized $274,954 and $171,399 of revenues related to Athena ATMs, and $4,845 and $5,071 in revenues related to operating the White-labeled ATMs for years ended December 31, 2024 and 2023, respectively.

The table below presents revenues by geographic territories based on sales location for the years ended:

	December 31, 2024	December 31, 2023
Revenue
United States	$276,056	$181,556
El Salvador	9,012	9,881
Argentina, Colombia & Mexico	323	370
	$285,391	$191,807

Contracts with Chivo, Sociedad Anónima de Capital Variable of El Salvador

In the third quarter of 2021, the Company installed and began operating:

i.	200 white-labeled ATMs in El Salvador,
ii.	10 white-labeled ATMs at El Salvador consulates in the U.S.,
iii.	45 white-labeled ATMs in other U.S. locations, and
iv.	sold 950 point-of-sale (POS) terminals for local businesses in El Salvador to process transactions (under Athena Pay) in Bitcoin to the Ministerio de Hacienda (Department of Treasury) of El Salvador (“GOES”).

Additionally, the Company contracted to

i.	the sale of software,
ii.	develop a Bitcoin platform designed to support a GOES branded digital wallet, and
iii.	maintain the GOES digital wallet.

As of October 5, 2022, effective July 1, 2022 and expiring on July 30, 2024, the Company and Chivo, Sociedad Anónima de Capital Variable, a wholly owned private company of the Government of El Salvador ("CHIVO") signed a Master Services Agreement (“MSA”) and a Service Level Agreement (“SLA”) which replaced the existing Master Services Agreement, Contracts and Athena Service Addendums 1 and 2 with the Department of Treasury of El Salvador.  The MSA and SLA include the same services, performance obligations, pricing and terms outlined in the original Master Services Agreement, Contracts and Addendums. In conjunction with the new MSA and SLA, the Company and CHIVO completed a financial settlement agreement secured by certain assets to reconcile reporting, and settle the balances owed between the parties. The settlement was completed as of April 2023 upon full satisfaction of all obligations thereunder. On December 20, 2024, a new three-year MSA and SLA with Chivo was signed effective December 1, 2024.

Effective June 30, 2024, a settlement agreement was entered into between Chivo and the Company whereby amounts owed to Chivo of $5,200 for amounts retained by the Company were netted against fees that Chivo owed the Company of $4,418; the net of which amounts to a payable to Chivo of $782 in addition to a receivable from Chivo of $798 for other fees. As part of the settlement agreement, the receivables and payables between the Company and Chivo were written off in exchange for (i) a new three-year agreement with Athena SV charging reduced rates going forward and (ii) Athena SV would make available to Chivo a credit facility of $600 for Chivo’s use at any time. However, the conditions of the credit facility were:

a)	that the cash is the property of Athena SV,
b)	Chivo would need to deposit the amount of funds they needed in Athena SV’s bank account (resulting in a pre-funded credit facility) and Athena would release the funds to Chivo from the ATM pick-ups, and
c)	the credit facility has a monthly fee of 0.487% of the credit facility amount (i.e., $600).

Therefore, the funds owed to Chivo were $0 as of December 31, 2024.

As of December 31, 2024, and December 31, 2023, the cash received as advances from GOES was $0 and $7, respectively, presented as part of restricted cash held for customers on the consolidated balance sheets. A corresponding liability to repay GOES for the advances is reflected within Liability for cash held for customers on the consolidated balance sheets.